Net Income (Loss) per Common Share - Earnings per share (Details) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings Per Share [Abstract]
Options	1,672,938	315,938
Warrants	567,336	1,067,486
Convertible debentures		1,106,250
Anti-dilutive shares	2,240,274	2,489,674